Other Liabilities (Schedule Of Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities [Abstract]
Interest rate swaps, Current	$ 29,147	$ 31,069
Obligations associated with unfavorable contracts, Current	284
Deferred revenue, Current	1,731	1,315
Asset Retirement Obligation, Current	3,097	3,166
Other, Current	678	47
Total, Current	34,937	35,597
Interest rate swaps, Noncurrent	25,847	34,509
Obligations associated with unfavorable contracts, Noncurrent	2,271
Deferred revenue, Noncurrent	935	962
Other, Noncurrent	8,663	3,265
Total, Noncurrent	$ 37,716	$ 38,736